August 21, 1997
                          THE DREYFUS/LAUREL FUNDS, INC._
                    DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                             SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES_GENERAL" AND "SHAREHOLDER SERVICES_DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of
                           (CONTINUED ON REVERSE SIDE)

Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    302s082197





                                                               August 21, 1997
                         THE DREYFUS/LAUREL FUNDS, INC._
                      DREYFUS DISCIPLINED EQUITY INCOME FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES_GENERAL" AND "SHAREHOLDER SERVICES_DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of
                       (CONTINUED ON REVERSE SIDE)

Dreyfus, Board members of a fund
advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    318s082197




                                                               August 21, 1997
                        THE DREYFUS/LAUREL FUNDS, INC. _
                     DREYFUS DISCIPLINED MIDCAP STOCK FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND "SHAREHOLDER
SERVICES _ DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of

                          (CONTINUED ON REVERSE SIDE)

Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    330s082197



                                                               August 21, 1997
                        THE DREYFUS/LAUREL FUNDS, INC._
                    DREYFUS BASIC S&P 500 STOCK INDEX FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund changed its name from Dreyfus Institutional S&P 500 Stock Index Fund to Dreyfus BASIC S&P 500 Stock Index Fund.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH
PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM
FUND SHARES _ GENERAL."
        The Fund reserves the right to redeem a shareholder's account at its option upon not less than 45 days' written notice if the net asset value of such account is $5,000 or less ($500 or less in the case of Fund shareholders since September 14, 1995) and remains at or below such amount during the notice period. These amounts may be changed by the Fund at its option.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        The minimum initial investment is $10,000, or $5,000 for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans (with only one participant).
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    713s082197



                                                               August 21, 1997
                        THE DREYFUS/LAUREL FUNDS, INC._
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND "SHAREHOLDER
SERVICES _ DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of
                        (CONTINUED ON REVERSE SIDE)

Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                323/723s082197



                                                               August 20, 1997
                         THE DREYFUS/LAUREL FUNDS, INC._
                         DREYFUS BOND MARKET INDEX FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
                           AS REVISED AUGUST 15, 1997
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $100.
                                                                310/710s082097